Document and Entity Information	Jun. 25, 2020
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001636519
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false